Note 4 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 926	$ 3,827	$ 2,775	$ 13,312	$ 14,286	$ 19,575